Inventories and Cost of Sales (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories and Cost of Sales [Abstract]
Cost of inventories recognized as an expense	$ 4,479,741	$ 4,230,600	$ 3,953,007
Write-downs of inventory	$ 78,932	$ 81,913	$ 72,988